UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-8507

                                ICM Series Trust
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Dana A. Lukens, Esq.
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                      Date of fiscal year end: December 31

           Date of reporting period: July 1, 2004 - September 30, 2004

Item 1.  Schedule of Investments.

ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004
                                                                    MARKET
       SHARES        SECURITY                                       VALUE
       ------        --------                             --------------------

                     COMMON STOCK - 82.51%

                     CAPITAL GOODS - 3.86%
      92,200         Lamson & Sessions Co.+                            $ 839,020
      20,400         Shaw Group, Inc.+                                   244,800
     153,400         Willbros Group, Inc.+                             2,287,194
                                                            --------------------
                                                                       3,371,014
                                                            --------------------

                     CONSUMER CYCLICALS - 1.27%
     292,700         Danka Business Systems plc, ADR+                  1,112,260
                                                            --------------------


                     CONSUMER DISCRETIONARY - 8.53%
      67,900         4Kids Entertainment, Inc.+                        1,371,580
     173,200         First Consulting Group, Inc.+                       820,968
      83,900         Navigant International, Inc.+                     1,370,087
      69,900         Russell Corp.                                     1,177,116
      60,400         Steven Madden Ltd.+                               1,066,060
      43,500         Sunterra Corp.+                                     414,555
     218,000         Tweeter Home Entertainment Group+                 1,231,700
                                                            --------------------
                                                                       7,452,066
                                                            --------------------

                     CONSUMER STAPLES - 2.89%
      83,400         Chiquita Brands International, Inc.+              1,451,994
      24,800         United Stationers, Inc.+                          1,076,320
                                                            --------------------
                                                                       2,528,314
                                                            --------------------

                     ENERGY - 8.94%
      89,600         Denbury Resources, Inc.+                          2,275,840
     179,600         Magnum Hunter Resources, Inc.+                    2,072,584
     294,500         Newpark Resources+                                1,767,000
      55,700         Whiting Petroleum Corp.+                          1,693,280
                                                            --------------------
                                                                       7,808,704
                                                            --------------------


                     FINANCIALS - 9.41%
      23,600         Allmerica Financial Corp.+                          634,368
      17,700         Brookline Bancorp, Inc.                             277,359
      34,750         Chittenden Corp.                                    946,937
      20,200         First Community Bancorp, Inc.                       828,200
      27,100         Hilb Rogal & Hamilton Co.                           981,562

      75,500         Investment Technology Group, Inc.+                1,155,150
     219,300         PMA Capital Corp. - Class A+                      1,655,715
      33,500         Provident Bankshares Corp.                        1,123,925
      93,600         Rewards Network, Inc.+                              624,312
                                                            --------------------
                                                                       8,227,528
                                                            --------------------

                     HEALTH CARE - 9.80%
     349,800         ARIAD Pharmaceuticals, Inc.+                      2,340,162
     393,900         Durect Corp.+                                       551,460
      24,700         EPIX Pharmaceuticals, Inc.+                         476,957
     116,600         Gene Logic, Inc.+                                   433,752
      77,900         Genitope Corp.+                                     772,768
      40,700         MedQuist, Inc.+                                     537,240
     102,400         Neose Technologies, Inc.+                           768,000
     160,200         Prime Medical Services, Inc.+                     1,156,644
     112,100         U.S. Physical Therapy, Inc.+                      1,523,439
                                                            --------------------
                                                                       8,560,422
                                                            --------------------

                     INDUSTRIALS - 4.86%
     190,400         Global Power Equipment Group, Inc.+               1,410,864
     216,800         Quanta Services, Inc.+                            1,311,640
      37,104         Sypris Solutions, Inc.                              506,470
     196,400         Transpro, Inc.+                                   1,020,298
                                                            --------------------
                                                                       4,249,272
                                                            --------------------

                     INFORMATION TECHNOLOGY - 14.49%
     209,100         ActivCard Corp.+                                  1,283,874
     104,800         Agilsys, Inc.                                     1,811,992
      46,400         Analogic Corp.                                    1,934,416
     147,100         Hypercom Corp.+                                   1,085,598
      42,300         Imation Corp.                                     1,505,457
      95,500         infoUSA, Inc.+                                      850,905
     139,000         MagneTek, Inc.+                                   1,038,330
     437,944         SoftBrands, Inc.+                                   503,636
     356,700         Sycamore Networks, Inc.+                          1,348,326
     137,200         TeleTech Holdings, Inc.+                          1,295,168
                                                            --------------------
                                                                      12,657,702
                                                            --------------------

                     MATERIALS - 15.88%
     164,800         Castle (AM) & Co.+                                1,672,720
     152,700         Commonwealth Industries, Inc.+                    1,426,218
     264,500         Crompton Corp.                                    2,510,105
     150,800         Material Sciences Corp.+                          2,034,292
     103,000         Olin Corp.                                        2,060,000
     208,600         PolyOne Corp.+                                    1,568,672
      75,100         Wausau-Mosinee Paper Corp.                        1,250,415
     143,900         Western Silver Corp.+                             1,352,660
                                                            --------------------
                                                                      13,875,082
                                                            --------------------

                     OTHER - 0.96%
     270,000         Westaff, Inc.+                                      842,400
                                                            --------------------

                     TELECOMMUNICATION SERVICES - 1.62%

     293,200         Lightbridge, Inc.+                                1,413,224
                                                            --------------------

                     TOTAL COMMON STOCK (COST $56,884,859)            72,097,988
                                                            --------------------

                     MONEY MARKET FUND - 4.96%
  4,335,992          Fifth Third Institutional Money Market Fund
                     (Cost $4,335,992)                                 4,335,992
                                                            --------------------

     PRINCIPAL
                     REPURCHASE AGREEMENT - 12.74%
$11,127,592          Fifth Third Bancorp, 1.65%, 10/1/04,
                     to be repurchased at $11,128,102,
                     collateralized by US11,127,592t Obligations
                     (Cost $11,127,592)
                                                                      11,127,592
                                                            --------------------


                     TOTAL INVESTMENTS
                     (COST $72,348,443)* - 100.21%                    87,561,572

                     OTHER ASSETS NET OF
                     LIABILITIES - (0.21)%                             (183,899)
                                                            --------------------

                     NET ASSETS - 100.00%                           $ 87,377,673
                                                            ====================

--------------------------------------------------------------------------------
ADR  American Depositary Receipt.
+    Non-income producing security.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) conists of:

Gross Unrealized Appreciation                                       $ 16,311,198
Gross Unrealized Depreciation                                        (1,098,069)
                                                            --------------------
Net Unrealized Appreciation (Depreciation)                          $ 15,213,129
                                                            ====================

Item 2.  Controls and Procedures.


(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


ICM Series Trust

By:      /S/ WARREN J. ISABELLE
         -----------------------------
         Warren J. Isabelle, President

Date:    11/5/04
         -------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ WARREN J. ISABELLE
         -----------------------------
         Warren J. Isabelle, President

Date:    11/5/04
         -------


By:      /S/ GARY S. SAKS
         -----------------------
         Gary S. Saks, Treasurer

Date:    11/5/04
         -------